Other Non-Operating (Losses)/Income (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 15, 2023	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Realized and unrealized MTM (losses)/gains on investment in listed equity securities (note 14) (1)			$ (62,308)	$ 295,048
Dividend income from our investment in listed equity securities			9,823	6,918
UK tax lease liability (2)			0	3,105
Total other non-operating (losses)/income			(52,485)	305,071
Marketable security, realized gain (loss)			$ (62,300)
Marketable security, unrealized gain (loss)				$ 295,000
Tax settlement with HMRC		$ 66,400
Hilli Common Units
Stock repurchased during the period (in shares)	1,230
New Fortress Energy (NFE)
Investment owned, balance (in shares)			0		5,300,000
Investment owned, shares sold (in shares)			1,200,000	6,200,000
Sale of stock, price per share				$ 40.80
Proceeds for shares issued			$ 45,600	$ 253,000
Investment owned, shares disposed (in shares)	4,100,000
New Fortress Energy (NFE) | Minimum
Sale of stock, price per share			$ 36.90
New Fortress Energy (NFE) | Maximum
Sale of stock, price per share			$ 40.38